UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza
Portland, Maine 04101
(207) 347-2000

Zachary Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, Maine 04101

Date of fiscal year end: December 31

Date of reporting period: January 28, 2014 – March 31, 2014

Item 1.  Schedule of Investments.

3D PRINTING AND TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value
Common Stock - 90.5%
Basic Materials - 0.8%
216	Victrex PLC	$7,235

Consumer Discretionary - 0.9%
207	Mattel, Inc.	8,303

Consumer Staples - 0.9%
267	L'Oreal SA, ADR	8,808

Healthcare - 11.3%
219	Align Technology, Inc. (a)	11,342
2,179	Ekso Bionics Holdings, Inc. (a)	6,951
138	Medtronic, Inc.	8,493
8,125	Organovo Holdings, Inc. (a)	62,075
209	Roche Holding AG, ADR	7,883
85	United Therapeutics Corp. (a)	7,993
		104,737

Industrials - 10.1%
59	3M Co.	8,004
1,373	Camtek, Ltd. (a)	5,066
1,216	General Electric Co.	31,482
234	Groupe Gorge (a)	6,727
92	Honeywell International, Inc.	8,534
53	Lockheed Martin Corp.	8,652
85	Rolls-Royce Holdings PLC, ADR	7,675
62	Siemens AG, ADR	8,379
71	The Boeing Co.	8,910
		93,429

Technology - 66.5%
1,698	3D Systems Corp. (a)	100,437
166	Adobe Systems, Inc. (a)	10,913
203	Aerovironment, Inc. (a)	8,171
1,001	Alphaform AG	4,509
143	ANSYS, Inc. (a)	11,014
15	Apple, Inc.	8,051
1,575	Arcam AB (a)	47,250
845	Autodesk, Inc. (a)	41,557
925	Cimatron, Ltd. (a)	6,678
375	Dassault Systemes, ADR	43,901
531	Exa Corp. (a)	7,041
206	FARO Technologies, Inc. (a)	10,918
8	Google, Inc., Class A (a)	8,916
353	Hewlett-Packard Co.	11,423
189	iRobot Corp. (a)	7,758
655	Mensch und Maschine Software SE	4,829
274	Microsoft Corp.	11,231
431	Proto Labs, Inc. (a)	29,166
286	PTC, Inc. (a)	10,133
325	Renishaw PLC	10,566
39,472	Sigma Labs, Inc. (a)	6,904
1,166	Stratasys, Ltd. (a)	123,701
1,320	The ExOne Co. (a)	47,296
1,724	voxeljet AG, ADR	43,393
		615,756

Total Common Stock (Cost $934,438)		838,268

Money Market Fund - 4.8%
44,317	BlackRock Liquity Funds T-Fund Portfolio, 0.01% (b) (Cost $44,317)	44,317

Total Investments - 95.3% (Cost $978,755)*		$882,585
Other Assets & Liabilities, Net - 4.7%		43,945
NET ASSETS - 100.0%		$926,530

ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing.
(b) Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,036
Gross Unrealized Depreciation	(105,206)
Net Unrealized Depreciation	$(96,170)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$838,268
Level 2 - Other Significant Observable Inputs	44,317
Level 3 - Significant Unobservable Inputs	-
Total Investments	$882,585

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund.  Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OUTLOOK FUNDS TRUST

By:	/s/ Alan M. Meckler
Alan M. Meckler
President; Principal Executive Officer

Date:	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan M. Meckler
Alan M. Meckler
President; Principal Executive Officer

Date:	May 16, 2014

By:	/s/ Karen Shaw
Karen Shaw
Treasurer; Principal Financial Officer

Date:	May 16, 2014